Goodwill, Other Intangible Assets and Intangible Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 27, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense of amortizable intangible assets, excluding lease contract intangible assets, 2016	$ 198,000
Amortization expense of amortizable intangible assets, excluding lease contract intangible assets, 2017	198,000
Amortization expense of amortizable intangible assets, excluding lease contract intangible assets, 2018	197,000
Amortization expense of amortizable intangible assets, excluding lease contract intangible assets, 2019	169,000
Amortization expense of amortizable intangible assets, excluding lease contract intangible assets, 2020	161,000
Amortization expense of broadcast rights contract intangible assets and liabilities, 2016	11,000
Amortization expense of broadcast rights contract intangible assets and liabilities, 2017	1,000
Amortization expense of broadcast rights contract intangible assets and liabilities, 2018	1,000
Amortization expense of broadcast rights contract intangible assets and liabilities, 2019	140
Amortization expense of broadcast rights contract intangible assets and liabilities, 2020	177
Impairment charge, goodwill	381,000	$ 0	$ 0
Impairment charge. FCC licenses	4,000
FCC licenses
Finite-Lived Intangible Assets [Line Items]
Impairment charge. FCC licenses	$ 4,000	$ 0	$ 1,000
Fair value inputs, average revenue share period (years)	4 years
Level 3 | FCC licenses
Finite-Lived Intangible Assets [Line Items]
Discount rate, percent	10.00%
Level 3 | FCC licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Terminal growth range, percent	1.75%
Level 3 | FCC licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Terminal growth range, percent	2.25%
Local TV
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Broadcast rights intangible liabilities				$ 9,000
Television and Entertainment
Finite-Lived Intangible Assets [Line Items]
Impairment charge, goodwill	$ 381,000
Broadcast rights intangible liabilities | Local TV
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Broadcast rights intangible liabilities				$ 9,344
Successor
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Contract intangible liability, net					$ 227,017
Successor | Broadcast rights intangible liabilities
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Contract intangible liability, net					$ 226,000
Goodwill | Level 3
Finite-Lived Intangible Assets [Line Items]
Fair value input, Projected cash flows	10 years
Discount rate, percent	10.50%
Terminal growth range, percent	2.00%